Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Total billings to WPP Agencies [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 3,554,168	$ 2,613,942
Revenue recognized from WPP Agencies [Member]
Related Party Transaction [Line Items]
Related party transactions	3,696,214	1,542,411
Accounts receivable from WPP Agencies [Member]
Related Party Transaction [Line Items]
Related party transactions	1,173,614	1,108,585
Rebates given to WPP Agencies [Member]
Related Party Transaction [Line Items]
Related party transactions	33,249	24,519
Marketing services purchased from WPP Agencies [Member]
Related Party Transaction [Line Items]
Related party transactions	54,762	190,686
Accounts payable to WPP Agencies [Member]
Related Party Transaction [Line Items]
Related party transactions		12,600
Revenue share expense recorded to WPP Agencies
Related Party Transaction [Line Items]
Related party transactions	401,596	177,372
Revenue share expenses owed to WPP Agencies [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 447,670	$ 127,458